Shareholder Fees - FidelityDividendGrowthFund-KPRO	Sep. 29, 2023 USD ($)
FidelityDividendGrowthFund-KPRO | Fidelity Dividend Growth Fund
Shareholder Fees:
(fees paid directly from your investment)	none